SUPPLEMENTARY CASHFLOW INFORMATION - Split of cash and non-cash interest and financing charges (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
SUPPLEMENTARY CASHFLOW INFORMATION
Cash	€ (210)	€ (334)
Non-cash	(1,939)	(764)
Total	(2,149)	(1,098)
Interest Income
SUPPLEMENTARY CASHFLOW INFORMATION
Cash	1	13
Total	1	13
Interest and financing fees
SUPPLEMENTARY CASHFLOW INFORMATION
Cash	(213)	(210)
Total	(213)	(210)
Foreign exchange gain (loss)
SUPPLEMENTARY CASHFLOW INFORMATION
Cash	67	(126)
Total	67	(126)
Lease interest expense
SUPPLEMENTARY CASHFLOW INFORMATION
Cash	(65)	(11)
Total	(65)	(11)
Accretion expense on deferred consideration
SUPPLEMENTARY CASHFLOW INFORMATION
Non-cash	(403)	(316)
Total	(403)	(316)
Accretion Expense on Convertible Debt [Member]
SUPPLEMENTARY CASHFLOW INFORMATION
Non-cash	(1,536)	(448)
Total	€ (1,536)	€ (448)